May 01, 2017

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global Growth VIP

Class A

On or about October 1, 2017, the following changes are effective:

Deutsche Global Growth VIP will be renamed Deutsche International Growth VIP. All references in the prospectus to Deutsche Global Growth VIP will be replaced with Deutsche International Growth VIP.

The following information replaces the existing similar disclosure in the "FEES AND EXPENSES OF THE FUND" section of the summary section of the fund's prospectus:

SHAREHOLDER FEES (paid directly from your investment)

(paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)

Management fee1	0.62
Distribution/service (12b-1) fees	None
Other expenses	0.74
Total annual fund operating expenses	1.36
Fee waiver/expense reimbursement	0.55
Total annual fund operating expenses after fee waiver/expense reimbursement	0.81

[1] "Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2017.

The Advisor has contractually agreed through September 30, 2018 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 0.81% for Class A shares. The agreement may only be terminated with the consent of the fund's Board.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$83	$377	$692	$1,587

The following information replaces the existing disclosure contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "FUND DETAILS" section of the fund's prospectus.

Main Investments. The fund invests primarily in foreign equities (equities issued by foreign based companies and listed on foreign exchanges) and may invest in companies of any size and from any country, including countries with emerging economies. The fund's equity investments may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants.

The fund will generally invest less than 20% of its assets in US equities.

The following disclosure is added under the "PAST PERFORMANCE" section of the summary section of the fund's prospectus:

Effective on or about October 1, 2017, the comparative broad-based index will change from the MSCI World Index to the MSCI All Country World Index ex USA. The Advisor believes that the MSCI All Country World Index ex USA is more suitable for performance comparison given the fund's investment change.